Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)
Federal funds purchased, Year End Weighted Rate	0.00%	0.00%
Short-term repurchase agreements, Year End Weighted Rate	0.10%	0.10%
Federal funds purchased, Average Weighted Rate	0.60%	0.30%
Short-term repurchase agreements, Average Weighted Rate	0.10%	0.20%
Federal Funds Purchased, Average Balance Outstanding	$ 412	$ 2
Short-term repurchase agreements, Average Balance Outstanding	22,867	27,634
Federal funds purchased, Maximum Outstanding at any Month End	345	0
Short-term repurchase agreements, Maximum Outstanding at any Month End	24,734	30,227
Federal funds purchased, Balance at December 31	0	0
Short-term repurchase agreements, Balance at December 31	21,058	24,516
Total, Balance at December 31	$ 21,058	$ 24,516